PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of November 30:

	2022	2021
Machinery and equipment	$579,076	$451,592
Leasehold improvements	141,580	141,580
Demonstration units	1,685,506	1,685,506
Construction in progress	689,711	-
Total property and equipment	3,095,873	2,278,678
Less: accumulated depreciation	(532,107)	(85,113)
Property and equipment, net	$2,563,766	$2,193,565